CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 1,296	$ 2,490	$ 2,795
Investment securities available for sale not other-than-temporarily impaired:
Gains (losses) arising during the year	1,424	(698)	119
LESS: Income tax effect	(299)	146	(26)
Net gains (losses)	1,125	(552)	93
(Gains) losses recognized in earnings	(101)	(40)	2
LESS: Income tax effect	21	(8)
Net gains recognized in earnings	(80)	(32)	2
Unrealized holding gains (losses) on investment securities available for sale not other-than-temporarily impaired, net of tax	1,045	(584)	95
Investment securities held to maturity other-than-temporarily impaired:
Total losses	(13)	(88)	120
Losses recognized in earnings	13	88	28
Gains recognized in comprehensive income			148
LESS: Income tax effect			(31)
Net gains (losses) recognized in comprehensive income after income tax effect			117
Accretion of other comprehensive gain (loss) on other-than-temporarily impaired securities held to maturity	16	16	(12)
LESS: Income tax effect	(3)	(3)	(3)
Unrealized holding gains (losses) on other-than-temporarily impaired securities held to maturity, net of tax	13	13	(9)
Other comprehensive income (loss)	1,058	(571)	203
COMPREHENSIVE INCOME	$ 2,354	$ 1,919	$ 2,998